Derivatives (Notional Volumes of Outstanding HFT Derivatives) (Details) MWh in Millions, MMBTU in Millions, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) MMBTU MWh
Foreign Exchange Option [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Notional Amount | $	$ 2
Foreign Exchange Option [Member] | 2019 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	4
Foreign Exchange Option [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	0
Foreign Exchange Option [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	0
Foreign Exchange Option [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	250
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2019 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	56
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	21
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	8
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	2
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	325
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2019 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	134
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	62
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	44
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural Gas [Member] | Cost of Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	41
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	8
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2019 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	1
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2018 [Member}
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	7
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2019 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	2
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2020 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2021 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power [Member] | Cost of Sales [Member] | 2022 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0